Other Revenues (Tables)	12 Months Ended
Mar. 31, 2021
Revenue from Contract with Customer [Abstract]
Summary of Other Revenues by Type of Service
Other revenues by type of service is as follows:

	For the year ended March 31,
	2019	2020	2021
	RMB	RMB	RMB
Technology services	38,963	27,676	28,505
Online direct sales	62,114	57,309	515
Others	20,650	14,985	14,140

Total	121,727	99,970	43,160